COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term Purchase Commitment [Line Items]
Net uncertain tax positions, noncurrent	$ 39,400
Uncertain tax benefit , noncurrent	3,300	$ 3,500
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	188,838
2023	178,736
2024	168,140
2025	166,345
2026	1,490,933
Thereafter	356,684
Total commitments	2,549,676
Receipts for subleased facilities each year through 2025	4,800
Receipts for subleased facilities in 2026	1,200
Minimum guaranteed receipts from content suppliers for each of the years through 2025	2,000
Estimated fair value of the Contingent Consideration	14,000
Principal payments | Senior Notes
Contractual Obligation, Fiscal Year Maturity [Abstract]
Thereafter	300,000
Total commitments	300,000
Principal payments | Term Loans
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	10,400
2023	10,400
2024	10,400
2025	10,400
2026	1,429,998
Total commitments	1,471,598
Interest payments | Senior Notes
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	29,250
2023	29,250
2024	29,250
2025	29,250
2026	29,250
Thereafter	14,625
Total commitments	160,875
Interest payments | Term Loans
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	74,013
2023	80,710
2024	84,250
2025	84,092
2026	11,506
Total commitments	334,571
Revolver commitment fee | Revolver
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	404
2023	404
2024	69
Total commitments	877
Interest rate swaps
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	8,376
2023	5,081
2024	598
Total commitments	14,055
Operating lease payments on facilities leases
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	14,376
2023	11,713
2024	12,060
2025	12,016
2026	6,686
Thereafter	26,059
Total commitments	82,910
Minimum royalty guarantee payments to content suppliers
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	44,684
2023	38,344
2024	31,513
2025	30,587
2026	13,493
Thereafter	16,000
Total commitments	174,621
Technology purchase commitments
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	3,944
2023	2,001
Total commitments	5,945
Other commitments
Contractual Obligation, Fiscal Year Maturity [Abstract]
2022	3,391
2023	833
Total commitments	$ 4,224